Joint Ventures and Associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Carrying Amountof Interests In Joint Ventures And Associate [Abstract]
Investments in joint ventures	$ 14,263	$ 15,052
Investments in associates	11,066	12,875
Investments in joint ventures and associates	$ 25,329	$ 27,927